Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes compensation information for key management personnel (7 members for all years presented):

($ millions)	2019	2018	2017
Cash and other compensation	12.5	10.3	9.3
Post-employment benefits	0.9	0.8	0.8
Equity-based compensation	10.7	11.3	6.8
Total	24.1	22.4	16.9

The following table summarizes amounts for the years ended December 31, 2019, 2018, and 2017:

($ millions)	2019 (1)	2018	2017
Sales to former parent	—	4	4
Contract manufacturing revenues from former parent	47	—	—
Purchases from former parent	19	4	3

($ millions)	December 31, 2018(1)
Trade and other receivables from former parent	20
Trade and other payables to former parent	85
Other financial receivables from former parent	39
Other financial liabilities to former parent	67
(1)
Activity presented strictly relates to the period during which Novartis was a related party (up to April 9, 2019).